Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	HPEV, INC.
Entity Central Index Key	0001399352
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
ASSETS
Cash	$ 19	$ 78,361
Prepaid expenses	800,069	911,589
Finance costs	108,924	0
Total current assets	909,012	989,950
Intangible assets	69,757	44,564
Total assets	978,769	1,034,514
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft	0	410
Accrued interest payable	5,380	0
Accounts payable	376,328	103,701
Accounts payable - related party	66,500	0
Loans payable	436,222	0
Notes payable - related party	939,274	884,594
Total current liabilities	1,823,704	988,705
Total liabilities	1,823,704	988,705
Stockholders' equity
Preferred stock $.001 par value: 15,000,000 shares authorized, 0 shares issued and outstanding as of September 30, 2012 and December 31, 2011	0	0
Common stock; $.001 par value; 100,000,000 shares authorized, 47,646,441 and 48,613,125 shares issued and outstanding as of����September 30, 2012 and December 31, 2011	47,646	48,613
Additional paid-in capital	4,467,362	13,121,411
Common stock receivable	0	(8,000,000)
Accumulated deficit during development stage	(5,359,973)	(5,124,215)
Total stockholders' equity (deficit)	(844,935)	45,809
Total liabilities and stockholders' equity (deficit)	$ 978,769	$ 1,034,514

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity (Deficit):
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock shares authorized	15,000,000	15,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.001	$ 0.001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	47,646,441	48,613,125
Common stock shares outstanding	47,646,441	48,613,125

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of goods sold	0	0	0	0	0	0
Gross profit	0	0	0	0	0	0
Operating expenses
Director stock compensation	0	0	0	(2,650,000)	2,650,000	0
Consulting fees	501,923	358,425	1,433,655	1,408,002	1,604,580	3,012,582
Professional fees	19,480	85,342	269,417	162,984	538,479	701,463
Research and development	4,744	35,715	37,325	453,875	114,355	568,230
General and administrative	4,561	4,521	23,206	64,427	41,801	106,228
Loss on Deposit	0	0	0	0	100,000	100,000
Loss on Intangible Property	0	0	0	0	75,000	75,000
Total operating (income) expenses	530,708	484,003	1,763,603	(560,712)	5,124,215	4,562,503
Other expense
Interest expense	180,714	0	0	282,871		282,871
Finance cost	315,773	0	0	513,599		513,599
Net loss	$ (1,027,195)	$ (484,003)	$ (1,763,603)	$ (235,758)	$ (5,124,215)	$ (5,359,973)
Basic loss per common share	$ (0.02)	$ (0.01)	$ (0.04)	$ 0	$ (0.11)
Basic weighted average common shares outstanding	47,646,411	48,259,875	43,984,354	47,864,741	45,170,729

CONSOLIDATED STATEMENT OF STOCKHOLDERS��� EQUITY (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Stock Receivable	Accumulated Deficit During Development Stage	Total
Beginning Balance - Amount at Mar. 23, 2011	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Mar. 23, 2011	0	0
Founder shares, Shares		22,000,000
Founder shares, Amount		22,000				22,000
Shares issued for reverse merger, Shares		23,956,690
Shares issued for reverse merger, Amount		23,957	8,178,258	(8,000,000)		202,215
Shares issued for consulting services, Shares		2,923,185
Shares issued for consulting services, Amount		2,923	2,134,466	0	0	2,137,389
Shares received through cancellation of shares written-off prior to reverse merger, Shares		(416,750)
Shares received through cancellation of shares written-off prior to reverse merger, Amount		(417)	417			0
Shares issued for direct investment, Shares		150,000
Shares issued for direct investment, Amount		150	49,850			50,000
Options granted for legal services			108,420			108,420
Shares issued to director by shareholder as compensation			2,650,000			2,650,000
Net loss					(5,124,215)	(5,124,215)
Ending Balance, Amount at Dec. 31, 2011	$ 0	$ 48,613	$ 13,121,411	$ (8,000,000)	$ (5,124,215)	$ 45,809
Ending Balance, Shares at Dec. 31, 2011	0	48,613,125

CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended	9 Months Ended		18 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Cash flows from operating activities:
Net loss	$ (1,763,603)	$ (235,758)	$ (5,124,215)	$ (5,359,973)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued to founder	0	0	22,000	22,000
Stock issued for services	0	1,201,520	1,600,802	1,201,520
Stock options issued for penalty	0	0	108,420	108,420
Warrants issued for loan penalty	0	68,233		68,223
Warrants issued for interest	0	209,258		209,258
Stock compensation	1,451,877	0		1,600,802
Amortization of financing cost	0	513,599		513,599
Director stock compensation from shareholder	0	(2,650,000)	2,650,000	0
Impairment of intangible asset and deposit	0	0	175,000	175,000
Changes in operating assets and liabilities:
Increase in accrued interest	0	5,380		5,380
Increase in accounts payable related party	0	66,500		66,500
Increase (decrease) in accounts payable	47,267	272,627	92,064	364,691
Net cash used by operating activities	(264,459)	(548,641)	(475,929)	(1,024,570)
Cash flows from investing activities:
Increase of intangible assets	0	(25,193)	(44,564)	(69,757)
Cash acquired through reverse merger	37	0	37	37
Net cash provided by (used by) investing activities	37	(25,193)	(44,527)	(69,720)
Cash flows from financing activities:
Proceeds from sale of common stock	0	5,000	50,000	55,000
Proceeds from notes payable	0	436,222		436,222
Proceeds from notes payable - related party	316,717	55,470	548,407	602,877
Payments from notes payable- related party	(3,000)	(1,200)		(200)
Bank overdraft	0	0	410	410
Net cash provided by financing activities	313,717	495,492	598,817	1,094,309
Net increase (decrease) in cash and cash equivalents	49,295	(78,342)	78,361	19
Cash, beginning of period	0	78,361	0	0
Cash, end of period	49,295	19	78,361	19
Supplemental Schedule of non-cash activities
Shares issued for services	(1,082,514)	(800,069)	2,137,389	(1,711,658)
Prepaid expense acquired under reverse merger	(375,003)	0	375,002	(375,003)
Intangible asset acquired under reverse merger	(75,000)	0	175,000	(75,000)
Deposit acquired under reverse merger	(100,000)	0		(100,000)
Common stock receivable acquired under reverse merger	8,000,000	8,000,000	8,000,000	0
Accounts payable acquired under reverse merger	11,637	0	(11,637)	11,637
Notes payable acquired under reverse merger	336,187	0	(336,187)	336,187
Warrants granted as finance cost	0	(108,924)		(108,924)
Stock issued for prepaid services			$ 911,589

DESCRIPTION OF BUSINESS	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

HPEV, Inc., a Nevada corporation (formerly known as Bibb Corporation and Z3 Enterprises, Inc.) (hereinafter referred to as “HPEV” or the” Company”), was incorporated in the State of Nevada on July 22, 2002.

On March 29, 2011, the Company (under the name Z3 Enterprises) entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc., a Delaware corporation (“HPEV-DE”), in consideration for the issuance of 22,000,000 shares of Company common stock.  Upon closing of the Share Exchange on April 15, 2011, HPEV-DE became a wholly owned subsidiary of the Company.

For accounting purposes, the acquisition of HPEV-DE by the Company was recorded as a reverse acquisition of a public company and recapitalization of the Company based on factors demonstrating that HPEV-DE represents the accounting acquirer.

HPEV-DE was incorporated under the laws of the State of Delaware on March 24, 2011 to commercialize the technology from patents developed by two of its shareholders.  Activities during its start-up stage were nominal.

Subsequent to the closing of the Share Exchange, the Company changed its business focus to the commercialization of HPEV-DE technologies in a variety of markets by licensing its thermal dispersion technologies to engine, generator and vehicle component manufacturers, among others.  The Company also plans to license its hybrid electric vehicle conversion system to fleet owners, vehicle dealers and service centers.

On May 5, 2011, a total of 7 patents (1 granted, 6 pending) were assigned to HPEV-DE by Thermal Motors Innovations, LLC, a company controlled by the developers of the patents.  On March 13, 2012, HPEV-DE was awarded a patent for a composite heat structure application in submersible motors.  On April 2, 2012, HPEV-DE received a Notice of Allowance regarding a patent covering the incorporation of a totally enclosed heat pipe technology in bearings and related structures. On April 3, 2012, the Company received notice that one of its patents-pending - a totally enclosed heat pipe cooled motor – had been awarded.  On June 14, 2012, the Company received notice that another one of its patents-pending – a heat pipe application for hermetic motors – had been awarded. Three additional patents are pending and two additional patents-pending remain to be assigned to HPEV-DE.  Therefore, as of September 30, 2012, HPEV-DE, has been assigned the rights to five patents and three patents-pending with two remaining to be assigned. See Note 9 – Intellectual Property.

The patents and patents-pending assigned to HPEV-DE cover thermal dispersion technologies and their applications as well as an electric load assist.  The utilization of thermal technologies should increase the horsepower of electric motors and enhance the lifespan and effectiveness of heat-producing vehicle components.  The electric load assist is based on the Company’s parallel vehicle platform which makes it possible for hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board.

On April 5, 2012, a Certificate of Amendment to the Articles of Incorporation was filed with the Nevada Secretary of State noting the change in the Company name to HPEV, Inc.; the increase in authorized common stock to 100,000,000 shares; the increase in preferred stock to 15,000,000 shares; and the authorization of the Board to divide or change the powers, preferences, qualifications, limitations and rights of the preferred shares by resolution.

On April 5, 2012, the Board of Directors voted to amend the bylaws and establish the new registered agent in the State of Nevada as InCorp Services.  It voted to change the number and titles of corporate officers and to enable the alteration, amendment or repeal of the bylaws either by approval of a majority of shareholders or by the approval of the Board.  It also removed clauses that restricted the duties and authority of the Board committees as well as removed a clause regarding the resignation of Officers.  Finally, it appointed Timothy Hassett, Chief Executive Officer; Quentin Ponder, Chief Financial Officer (he remains Treasurer); Theodore Banzhaf, President; and Judson Bibb, Vice President (he remains Secretary).

On April 6, 2012, the Board of Directors amended other articles and sections of the bylaws.  Specifically, they voted to increase the number of directors, to enable the filling of vacancies on the board of directors by majority vote of the remaining directors or director and to appoint Timothy Hassett and Quentin Ponder to serve as Chairman of the Board and Vice Chairman, respectively.

On April 20, 2012, the Financial Industry Regulatory Authority (FINRA) approved the name change from Z3 Enterprises, Inc. to HPEV, Inc and the symbol change from BIBB to WARM.  The changes took effect on April 23, 2012.

As operations have consisted of general administrative and pre-production activities, the Company is considered a development stage company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915.

1 .  DESCRIPTION OF BUSINESS AND HISTORY

Description of business and history –  Z3 Enterprises, Inc., a Nevada corporation (formerly known as Bibb Corporation) (hereinafter referred to as “Z3E” or “The Company”), was incorporated in the State of Nevada on July 22, 2002. The Company’s principal operations were to produce fully integrated multi-media products targeting the marginally literate. The Company changed its focus to educational entertainment and reality show programming; feature films and special event marketing upon entering into a Joint Venture Agreement (the ”Joint Venture Agreement”) with Phoenix Productions and Entertainment Group (PPEG) in September 2010.

From September 2010 through March 2011, Z3E pursued business opportunities, but agreements were never fulfilled and the entertainment projects have been terminated.

On March 24, 2011, Z3 Enterprises entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc. (“HPEV”) in consideration for the issuance of 22,000,000 shares of Z3E common stock.  Upon closing of the Share Exchange on April 15, 2011, HPEV became a wholly owned subsidiary of Z3.

The  terms of the Share Exchange Agreement  require the current board of directors of Z3E (the “Board”) to designate Quentin Ponder and Tim Hassett as directors of Z3E, as well as two other directors to be named later by HPEV.   The Board has not yet appointed Mr. Ponder and Mr. Hassett to the Board due to current Bylaw restrictions.  The Company plans to amend the bylaws and make these appointments as soon as practicable.

Control of Z3E changed hands on April 15, 2011 with the issuance of 21,880,000 shares of Z3E common stock to the original shareholders of HPEV pursuant to the terms of the as amended Share Exchange Agreement. An additional 120,000 shares were issued on December 14, 2011 which completed the issuance of 22,000,000 shares of Z3E common stock to HPEV, Inc. under the terms of the as amended Share Exchange Agreement.

For accounting purposes, the acquisition of HPEV, Inc by Z3 Enterprises, Inc. has been recorded as a reverse acquisition of a public company and recapitalization of Z3 Enterprises, Inc. based on factors demonstrating that HPEV represents the accounting acquirer.

HPEV was incorporated under the laws of the State of Delaware on March 25, 2011 to commercialize the technology from patents developed by two of its shareholders. Activities during its start-up stage were nominal.

Subsequent to the closing of the Share Exchange, Z3E changed its business focus to attempting to commercialize the HPEV technologies in a variety of markets by licensing its conversion system to fleet owners, vehicle dealers and service centers. The Company also plans to license its heat pipe technologies to engine and vehicle component manufacturers.

On May 5, 2011, a total of 7 patents (1 granted, 6 pending) were assigned to HPEV by Thermal Motors Innovations, LLC, a company controlled by the developers of the patents.  On November 8, 2011, the US Patent and Trademark Office determined in an office action that one of the patents-pending should be divided to create up to 4 additional patents (1 patent could become 5 patents).  Management and its patent attorneys believe the company will be issued 4 of the possible 5 patents.  On January 18, 2012, the Company has received a Notice of Allowance from the US Patent and Trademark Office regarding a patent for a composite heat structure application in submersible motors.  Two additional patents-pending remain to be assigned to HPEV. Therefore, as of January 31, 2012, our subsidiary, HPEV, has been assigned the rights to one patent, one notice of allowance and eleven patents-pending with two remaining to be assigned.

The patents and patents-pending assigned to HPEV cover composite heat pipes and their applications as well as an electric load assist. The utilization of composite heat pipes should increase the horsepower of electric motors and enhance the lifespan and effectiveness of heat-producing vehicle components. The parallel vehicle platform enables vehicles to alternate between two sources of power.

The newly-merged Company plans to commercialize the patents by implementing and licensing a plug-in hybrid electric vehicle conversion system based on the parallel vehicle platform. The Company also intends to license heat pipe technology to manufacturers of electric motors and generators as well as vehicle parts such as brakes, resistors and calipers.

The Company is currently sourcing or commissioning the components to perform its initial conversion.  The conversion, if successful, will be used to showcase the effectiveness of the technology, generate data and function as a marketing tool to generate orders. The target markets include consumer, commercial and fleet vehicles ranging from cars to tractor-trailer trucks and buses.

To facilitate the incorporation of the Company’s heat pipe technology in industrial electric motors and generators, the Company has signed product development agreements with two multi-national manufacturers. To prove the effectiveness of heat pipe technology under extreme conditions, the Company has signed agreements with racing teams to test its technology in high performance vehicle components.

As operations have consisted of general administrative and pre-production activities, Z3 Enterprises is considered a development stage company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915.

On December 9, 2011, Z3E and PPEG mutually agreed to dissolve their Joint Venture Agreement on December 9, 2011. The reason was due to a change in business direction by Z3 as a result of its acquisition of HPEV, Inc.  The Joint Venture Agreement did not provide for any termination penalties.

Going concern – The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of approximately $5,124,215 during the period from March 24, 2011 (Date of Inception) through December 31, 2011 and has not fully commenced its operations. The Company is still in the development stages, raising substantial doubt about the Company’s ability to continue as a going concern.  The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing from shareholders or other sources to meet its obligations and repay its liabilities arising from normal business operations when they come due.  At this time, the Company is seeking additional sources of capital through the issuance of debt, equity, or joint venture agreements, but there can be no assurance the Company will be successful in accomplishing its objectives.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

It is possible management may decide that the Company cannot continue with its business operations as outlined in the current business plan because of a lack of financial resources and may be forced to seek other potential business opportunities that may be available.

GOING CONCERN	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business.  Since the reverse merger of HPEV, Inc. and Z3 Enterprises, Inc. on April 15, 2011, cash outlays have been $1,024,570 from operating activities and $69,720 from investing activities which have been financed primarily through loans. The net book loss (which includes the tax loss carryforward of Z3 Enterprises prior to the reverse merger) is approximately $5,359,973 during the period from March 24, 2011 (Date of Inception) through September 30, 2012. The Company has not fully commenced its operations and is still in the development stages, raising substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing from shareholders or other sources to meet its obligations and repay its liabilities arising from normal business operations when they come due. At this time, the Company is seeking additional sources of capital through the issuance of debt, equity, or joint venture agreements, but there can be no assurance the Company will be successful in accomplishing its objectives.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

It is possible management may decide that the Company cannot continue with its business operations as outlined in the current business plan because of a lack of financial resources and may be forced to seek other potential business opportunities that may be available.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of HPEV, Inc. is presented to assist in understanding the Company’s consolidated financial statements.  The consolidated financial statements and notes are representations of the Company’s management, who are responsible for their integrity and objectivity.  These accounting policies conform to accounting principles generally accepted in the United States of America, and have been consistently applied in the preparation of the consolidated financial statements.

Accounting Method

The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

These consolidated financial statements include the accounts of HPEV-DE and its parent HPEV (formerly known as Z3 Enterprises).  On April 20, 2012, the Company officially changed its name to HPEV, Inc.

All significant inter-company transactions and balances have been eliminated.

Year end

The Company’s year-end is December 31.

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” and No. 104, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.  For the quarters ended September 30, 2012 and 2011, and for the period from inception to September 30, 2012, the Company did not report any revenues.

Earnings Per Share

The Company has adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 260-10 which provides for calculation of “basic” and “diluted” earnings per share.  Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period.  Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (FASB) guidance regarding disclosures about fair value of financial instruments, approximate the carrying amounts presented in the accompanying consolidated balance sheets.

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards (“SFAS”) No. 157 Fair Value Measurements (“SFAS 157”), superseded by ASC 820-10, which defines fair value, establishes a framework for measuring fair value and expands required disclosure about fair value measurements of assets and liabilities.  The impact of adopting ASC 820-10 was not significant to the Company’s consolidated financial statements.  ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC 820-10 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

●	Level 1 – Valuation based on quoted market prices in active markets for identical assets or liabilities.

●	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

●	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.  The valuation of our derivative liability is determined using Level 1 inputs, which consider (i) time value, (ii) current market and (iii) contractual prices.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2012.  The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include cash, accounts payable and accrued expenses, loan payable and notes payable – related party.

Income Taxes

The Company provides for federal and state income taxes payable, as well as for those deferred because of the timing differences between reporting income and expenses for financial statement purposes versus tax purposes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled.  The effect of a change in tax rates is recognized as income or expense in the period of the change.  A valuation allowance is established, when necessary, to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Upon inception, the Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), superseded by ASC 740-10.  The Company did not recognize a liability as a result of the implementation of ASC 740-10.  A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there is no unrecognized benefit as of the date of adoption.  The Company did not recognize interest expense or penalties as a result of the implementation of ASC 740-10.  If there were an unrecognized tax benefit, the Company would recognize interest related to unrecognized tax benefits in interest expense and penalties in other operating expenses.

Employee Stock Based Compensation

The FASB issued SFAS No.123 (revised 2004), Share-Based Payment, which was superseded by ASC 718-10.  ASC 718-10 provides investors and other users of financial statements with more complete and neutral financial information, by requiring that the compensation cost relating to share-based payment transactions be recognized in financial statements.  That cost will be measured based on the fair value of the equity or liability instruments issued. ASC 718-10 covers a wide range of share-based compensation arrangements, including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As of September 30, 2012, the Company has not implemented an employee stock based compensation plan.

Non-Employee Stock Based Compensation

The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, which was superseded by ASC 505-50.  The Company issues compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Use of Estimates

The process of preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues, and expenses.  Such estimates primarily relate to unsettled transactions and events as of the date of the consolidated financial statements.  Accordingly, upon settlement, actual results may differ from estimated amounts.

Research and development

Costs of research and development are expensed in the period in which they are incurred.

Recent accounting standards

The Company has evaluated the recent accounting pronouncements through ASU 2012-07 and believes that none of them will have a material effect on the Company’s financial statements.

Reclassification

Upon completion of the Company’s September 30, 2012 financial statements, accounting reclassification adjustments were made for certain warrants which were issued as a cost of financing.  Warrants valued at $99,229 and previously included in professional fees were reclassified from professional fees and included in interest expense for the three and six months ended June 30, 2012 and from inception (March 24, 2011) to June 30, 2012.  There was no impact on the net loss for the periods then ended.

2.  SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

These consolidated financial statements include the accounts of the Company and its wholly owned subsidiary HPEV, Inc. a company incorporated in Delaware on March 24, 2011.

All significant inter-company transactions and balances have been eliminated.

Year end – The Company’s year end is December 31.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income taxes – The Company accounts for its income taxes in accordance with Income Taxes Topic of the FASB ASC 740, which requires recognition of deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax credit carry forwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

Management believes the Company will have a net operating loss carryover to be used for future years.  Such losses may not be fully deductible due to the significant amounts of non-cash service costs as well as restrictions on carryovers resulting from reverse mergers.  The Company has established a valuation allowance for the full tax benefit of the applicable operating loss carryovers.

Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs.  Therefore, the amount available to offset future taxable income may be limited.

Net loss per common share – The Company computes net loss per share in accordance with the Earning per Share Topic of the FASB ASC 260.  Under the provisions of ASC, basic net loss per share is computed by dividing the net loss available to common stockholders for the period by the weighted average number of shares of common stock outstanding during the period.  The calculation of diluted net loss per share gives effect to common stock equivalents; however, potential common shares are excluded if their effect is anti-dilutive.  For the period from March 24, 2011 (Date of Inception) through December  31, 2011, one option (issued October 30, 2011 for 200,000 common shares  at a purchase price of $0.55 per share) and no warrants were outstanding.

Stock Based Compensation - Stock based compensation is accounted for using the Equity-Based Payments to Employees Topic of the FASB ASC 718, which establishes standards for the accounting for transactions in which an entity exchanges its equity instruments for services. It also addresses transactions in which an entity incurs liabilities in exchange for services that are based on the fair value of the entity's equity instruments or that may be settled by the issuance of those equity instruments. The Company determines the value of stock issued at the date of grant. The Company also determines at the date of grant the value of stock at fair market value or the value of services rendered (based on contract or otherwise) whichever is more readily determinable.

Stock based compensation for non-employees is accounted for using the Stock Based Compensation Topic of the FASB ASC 505. The Company uses the fair value method for equity instruments granted to non-employees and will use the Black Scholes model for measuring the fair value of options, if issued. The stock based fair value compensation is determined as of the date of when performance commitment is established or the date at which the performance of the services is completed (measurement date) and is recognized over the vesting periods.

Financial Instruments - The carrying amounts reflected in the consolidated balance sheets for cash and accounts payable approximate the respective fair values due to the short maturities of these items. The Company does not hold any investments that are available-for-sale.

Concentration of risk – A significant amount of Z3E’s assets and resources have been dependent on the financial support of Phoenix Productions and Entertainment Group.  The Company is pursuing other avenues of financial support.

Revenue recognition –Revenues are recognized in accordance with the Securities and Exchange Commission Staff Accounting Bulletin No. 104 ("SAB 104"), "Revenue Recognition in Financial Statements". The Company recognizes revenues when all of the following criteria are met: 1) there is persuasive evidence that an arrangement exists, 2) delivery of goods has occurred, 3) the sales price is fixed or determinable, and 4) collection is reasonably assured.

Advertising costs –The Company recorded no advertising and promotion costs from inception (March 24, 2011) to December 31, 2011.

Research and development – Costs of research and development are expensed in the period in which they are incurred.

Legal Procedures – The Company is not aware of, nor is it involved in any pending legal proceedings.

New accounting standards- The Company has evaluated the recent accounting pronouncements through ASU 2011-12 and believes that none of them will have a material effect on the Company’s financial statements.

LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 4 - LOSS PER SHARE

Components of loss per share for the three and nine months ended September 30, 2012 and 2011 are as follows:

				From inception
	For the Three Months Ended	For the Three Months Ended	For the Nine Months Ended	(March 24, 2011) through
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Net (loss)
attributable to
common stockholders	$(1,027,195)	$(484,003)	$(235,758)	$(1,763,603)

Weighted Average
Shares Outstanding	47,646,441	48,259,875	47,864,741	43,984,354

Basic Loss Per Share	$(0.02)	$(0.01)	$(0.00)	$(0.04)

CAPITAL STOCK	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
CAPITAL STOCK

NOTE 5 – CAPITAL STOCK

Common Stock

The Company has 100,000,000 common shares and 15,000,000 preferred shares authorized and 47,646,441 common shares were issued and outstanding as of September 30, 2012.  No preferred shares were issued and outstanding as of September 30, 2012.

Stock issuances during the nine months ended September 30, 2012 consisted of the following:

On February 11, 2012, the Board of Directors authorized the issuance of 1,000,000 shares of restricted common stock valued at $1.07 as of the date of the agreement, to Lagoon Labs, LLC in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media, for 12 months.  The shares were issued on March 23, 2012. See Note 10 – Prepaid Expense.

On February 17, 2012, 83,350 shares belonging to IFMT, Inc. were returned to the transfer agent and canceled.  The shares were originally issued as part of the Usee transaction which was subsequently terminated.  Prior to the reverse merger with HPEV, Inc., the Company entered into an acquisition agreement with Usee, Inc. and Usee CA, Inc.  Upon further due diligence investigation, the Company cancelled the agreement and all the shares were required to be returned.

On April 5, 2012, a Certificate of Amendment to the Articles of Incorporation was filed with the Nevada Secretary of State noting the increase in authorized common stock to 100,000,000 shares.

On April 13, 2012, Judson Bibb returned the 5,000,000 shares he had received from Phoenix Productions and Entertainment Group (PPEG) back to PPEG resulting in a reversal of the expense in the quarter ending March 31, 2012.

On June 8, 2012, the Board of Directors authorized the issuance of 26,666 shares of restricted common stock valued at $0.75 to Wayne Wilcox of Geartech Heavy Duty in lieu of payment for work performed on a component of the initial hybrid conversion vehicle. The Board of Directors also authorized the issuance of 10,000 shares of restricted common stock valued at $0.50 to an accredited investor in exchange for $5,000 in funding.

3.	STOCKHOLDER’S EQUITY

The Company has 95,000,000 common shares and 10,000,000 preferred shares authorized and 48,613,125 and 0, respectively, issued and outstanding as of December 31, 2011.

On April 1, 2011, 1,100,000 Z3E common shares valued at $0.70 per share as of the date of the agreement were issued to Brian Duffy in exchange for his consulting services.

On March 29, 2011, Z3 Enterprises entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc. (“HPEV”) in consideration for the issuance of 22,000,000 shares of Z3E common stock.  For accounting purposes, the acquisition of HPEV, Inc. by Z3 Enterprises, Inc. has been recorded as a reverse acquisition of a public company and recapitalization of Z3 Enterprises, Inc. based on factors demonstrating that HPEV represents the accounting acquirer.

On April 4, 2011, 21,880,000 shares out of the 22,000,000 shares of Z3E common stock were issued to Tim Hassett, Quentin Ponder, Mark Hodowanec and Darren Zellers. The remaining 120,000 shares were issued on December 14, 2011 to Quentin Ponder and Darren Zellers.

Prior to the reverse merger, Z3E had 23,956,690 common shares outstanding. Due to the recapitalization of Z3E with HPEV, the shares were deemed issued as of April 15, 2011 as part of the reverse merger and recapitalization. The value of the shares was based on the net asset value of Z3E as of April 15, 2011, the date the merger was deemed closed.

On May 11, 2011, 1,823,185 common shares valued at $0.75 per share as of the date of the agreement were issued to Capital Group Communication, Inc. in exchange for investor relations services covering a period of twenty four-months valued at $1,367,389.

On September 17, 2010, prior to the reverse merger with HPEV, Inc. the Company entered into an acquisition agreement with Usee.  As part of the agreement 10,500,000 shares were issued to the share holders of Usee.  Upon further due diligence investigation the Company cancelled the agreement and all the shares were required to be returned.  On May 2, 2011 8,369,310 shares belonging to Usee, Inc, were returned to the transfer agent, canceled and assigned a value of zero. The remaining shares were written off by Z3 prior to its merger with HPEV, Inc. On October 21, 2011, 416,750 shares belonging to IFMT, Inc. were returned to the transfer agent, canceled and assigned a value of zero.  The shares were originally issued as part of the Usee transaction which was subsequently terminated.

On November 1, 2011, the Board of Directors authorized the issuance of 150,000 shares of restricted common stock to an accredited investor in exchange for $50,000 in financing.

On October 31, 2011 stock options to purchase 200,000 shares at $0.55 were issued to The Crone Law Group, these options were issued in order to satisfy a penalty services rendered and payments defrayed.  These options were valued at $108,420 using a black sholes valuation model.

On October 21, 2011 Judson Bibb, Director received 5,000,000 shares from Phoenix Productions and Entertainment Group, Inc., a shareholder of the Company’s Common stock.  This stock transfer was deemed to serve as compensation for services performed for the company in previous periods. The shares were valued based on the market closing price of the Company’s common stock as of October 21, 2011, date shares were transferred, resulting in a value of $2,650,000.

WARRANTS AND OPTIONS	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
WARRANTS AND OPTIONS

NOTE 6 – WARRANTS AND OPTIONS

Warrants

On June 4, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.275. The vesting period on these grants was immediate. The value of these warrants were estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2.5 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 225%. To account for such grants to non-employees, we recorded the issuance as interest expense in the amount of $99,229.

On August 6, 2012, the Company issued a warrant for 303,569 shares of common stock to McMahon Serepca, LLP with an exercise price of $0.39. The vesting period on these grants was immediate. The value of these warrants was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2.5 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 218%. To account for such grants to non-employees, we recorded the issuance as interest expense in the amount of $110,029.

In April, May, June and July of 2012, Spirit Bear Limited made cash advances for and funded loans to the Company in the total amount of $186,222, creating direct financial obligations of the Company.  On August 8, 2012, The Company and Spirit Bear reached a definitive agreement concerning the terms of the loans, including the Company’s obligations to repay Spirit Bear within 180 days from each date of funding, and the Company’s obligation to issue warrants to Spirit Bear to purchase 3.5714 shares of common stock per dollar of consideration provided by Spirit Bear, subject to certain adjustments, at the per share price of $.35, as partial consideration for the loans.  The warrants granted to Spirit Bear totaled 665,374 shares.  The value of these options was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2 years; risk free interest rate of 0.33%; dividend yield of 0% and expected volatility of 250%. These options were valued at $622,523 and the aggregate value was capitalized as financing cost and has been accreted and charged to financing cost expense in the amount of $513,599 as of September 30, 2012.

In the event payment is not made within 90 days of the receipt of each loan, the Company is required to provide penalty warrants. As of September 30, 2012, penalty warrants for the loan made in April total 261,888, penalty warrants for the loan made in May total 56,908, and penalty warrants for the loan made in June total 192. Total penalty warrants owed to Spirit Bear at the end of the third quarter total 318,988. The value of these options was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 2 years; risk free interest rate of 0.62%; dividend yield of 0% and expected volatility of 245%. These options were charged to interest expense in the amount of $68,233 as of September 30, 2012.

On October 31, 2011 stock options to purchase 200,000 shares at $0.55 were issued to The Crone Law Group, these options were issued in order to satisfy a penalty services rendered and payments defrayed.  The value of these options was estimated by using the Black-Scholes option pricing model with the following assumptions: expected life of 3 years; risk free interest rate of 0.41%; dividend yield of 0% and expected volatility of 289%. These options were valued at $108,420 and charged to professional fees.

The following is a summary of the status of all of the Company’s stock warrants as of September 30, 2012 and changes during the nine months ended on that date:

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2011	-	$-	-
Granted	1,591,500	$0.33	2.71
Exercised	-	$0.00	-
Cancelled	-	$0.00	-
Outstanding at September 30, 2012	1,591,500	$0.34	2.71
Exercisable at September 30, 2012	1,591,500	$0.33	2.71

RELATED PARTY TRANSACTIONS	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

As a consequence of the reverse merger, the Company took over obligations consisting of accounts payable of $11,637 (non-related party) and a note payable balance of $313,687 due to Phoenix Productions and Entertainment Group, Inc., a significant shareholder of the Company’s common stock.  The terms of the loan agreement do not require payment of interest and repayment of the loan is to begin 15 days after receipt of initial revenues related to projects funded by PPEG loans.  Maturity of the loan is perpetual or upon mutual agreement of both parties or if conditions are breached or in default.

Subsequent to the reverse merger, Phoenix Productions and Entertainment Group, Inc. made loans to the Company of $598,407 leaving a balance due as of September 30, 2012 and December 31, 2011 of $911,894 and $862,094, respectively.

During the period from inception (March 24, 2011) to September 30, 2012, Judson Bibb, Director, Secretary and Vice President, advanced $22,910 in interest-free, unsecured, due-on-demand funds.  As of September 30, 2012 and December 31, 2011 $22,910 and $22,500, respectively, remains due and payable.

During the quarter ended September 30, 2012. Quentin Ponder, Director and Chief Financial Officer, loaned the Company a total of $5,470 in interest-free, unsecured, due-on-demand loans.

As of September 30, 2012, $4,470 remains due and payable.

4.    RELATED PARTY TRANSACTIONS

As a consequence of the reverse merger, HPEV took over the obligations of Z3E consisting of accounts payable of $11,637 (non-related party) and a note payable balance of $313,687 due to Phoenix Productions and Entertainment Group, Inc., a significant shareholder of the Company’s common stock. The terms of the loan agreement do not require payment of interest and repayment of the loan is to begin 15 days after receipt of initial revenues related to projects funded by PPEG loans.  Maturity of the loan is perpetual or upon mutual agreement of both parties or if conditions are breached or default.

Subsequent to the reverse merger, Phoenix Productions and Entertainment Group, Inc. made loans to Z3 Enterprises of $548,407 leaving a balance due as of December 31, 2011 of $862,094.

During the period from inception (March 24, 2011) to December 31, 2011, Judson Bibb, Director, advanced $22,500 in interest free, unsecured, due on demand funds.  As of December 31, 2011, $22,500 remains due and payable.

INCOME TAXES	9 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

5.  INCOME TAXES

We did not provide any current or deferred U.S. federal income tax provision or benefit for the period presented because we have experienced operating losses since inception. Per authoritative guidance pursuant to accounting for income tax and uncertainty in income taxes, when it is more likely than not that a tax asset cannot be realized through future income, the Company must allow for this future tax benefit. We provided a full valuation allowance on the net deferred tax asset, consisting of net operating loss carry forwards, because management has determined that it is more likely than not that we will not earn income sufficient to realize the deferred tax assets during the carry forward period.

The components of the Company's deferred tax asset as of December 31, 2011 is as follows:

Since Inception
Net operating loss carry forward	$1,318,987
Valuation allowance	(1,138,987)

Net deferred tax asset	$--

A reconciliation of income taxes computed at the statutory rate to the income tax amount recorded is as follows:

Since Inception
Tax at statutory rate (35%)	$461,548
Increase in valuation allowance	(461,548)

Net deferred tax asset	$--

The Company had no gross unrecognized tax benefits that, if recognized, would favorably affect the effective income tax rate in future periods. The Company has not accrued any additional interest or penalties. No tax benefit has been reported in connection with the net operating loss carry forwards in the consolidated financial statements as the Company believes it is more likely than not that the net operating loss carry forwards will expire unused. Accordingly, the potential tax benefits of the net operating loss carry forwards are offset by a valuation allowance of the same amount. Net operating loss carry forwards start to expire in 2031.

The Company files income tax returns in the United States federal jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state or non-U.S. income tax examination by tax authorities on tax returns filed before January 31, 2006. The Company will file its U.S. federal return for the year ended December 31, 2011 upon the issuance of this filing. These U.S. federal returns are considered open tax years as of the date of these financial statements. No tax returns are currently under examination by any tax authorities.

INVESTMENT DEPOSIT	9 Months Ended
Dec. 31, 2011
Schedule of Investments [Abstract]
INVESTMENT DEPOSIT

6.   INVESTMENT DEPOSIT

The Company had the negotiating rights that came with a non-refundable, earnest deposit of $100,000 that Z3E provided to Trinity Springs, Ltd (“Trinity”). Z3E previously entered into an Asset Purchase and Sale Agreement with Trinity Springs, Ltd. (“Trinity”), to purchase Trinity for $18,600,000. The $100,000 deposit would be credited to the buyer at closing.

Final realization of the agreement was dependent upon the approval of Trinity’s board and shareholders.  That approval was never granted, so on March 24, 2011, Z3E terminated the Agreement.  Discussions concerning the purchase of Trinity Springs continued, but the Company was unable to put together an acceptable corporate structure. On October 15, 2011, the Company attempted to submit another offer for review by the Trinity board.   In response, we received information that caused us to withdraw the offer.  Since then, negotiations have ceased.  As a result, the $100,000 was forfeited during the fourth quarter.

NOTES PAYABLE	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 8 – NOTES PAYABLE

On March 7, 2012, the Company signed a loan agreement with Action Media Group, LLC (a former shareholder) for $250,000.  The terms of the loan include: 3% annual interest and payment of principal and interest to begin at a mutually agreed upon date in the future.  Maturity of the loan is perpetual or upon mutual agreement of both parties or if conditions are breached or in default.

Beginning on April 27, 2012, the Company received the first of two loans from Spirit Bear Limited totaling $135,000.  The first loan was received on April 27 for $100,000 and the second on May 22 for $35,000. A third loan was received on June 28 for $1,222. It covered travel expenses by the president of the Company who was involved in the negotiations with Spirit Bear. A fourth loan was received on July 11, 2012 for $50,000.

Financing costs for the four loans from Spirit Bear totaled $622,523.  Each loan is unsecured, bears an interest rate of 1.28% and has a term of the lesser of 180 days or 3 business days after the Company’s next equity financing.  As of September 30, 2012, $513,599 has been amortized leaving a balance of $108,924 in financing costs.

The terms were subject to negotiations which were not completed until August 8, 2012. See Note 12 – Subsequent Events

INTELLECTUAL PROPERTY	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTELLECTUAL PROPERTY

NOTE 9 - INTELLECTUAL PROPERTY

As of September 30, 2012, the Company’s wholly owned subsidiary, HPEV-DE, has been assigned the rights to five patents and three patents-pending with two remaining to be assigned. Five issued patents and two patents-pending relate to the utilization of thermal dispersion technologies to remove heat from various types of electric motors, generators and a brake resistor. By removing heat in a more efficient manner, the thermal technologies should provide lower costs, improved performance benefits and longer product life.  The other patent-pending is an electric load assist that makes it possible for hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board.

The direct cost for legal services related to the patents as of September 30, 2012 and December 31, 2011 was $69,757 and $44,564, respectively.  This amount was capitalized as an intangible asset.

7.   INTELLECTUAL PROPERTY

Z3E acquired various intangible rights to the works of the Aleem Brothers many of which featured Jimi Hendrix.

In consideration for the rights, the Z3 Enterprises provided a good faith deposit of $75,000.  The intangible rights were recorded on the Company’s books as an intellectual property deposit. As the company’s direction has changed and no agreement had been reached to transfer the rights to another party, management decided to write the deposit off.

As of January 31, 2012, Z3 Enterprises’ wholly owned subsidiary, HPEV, Inc., was assigned the rights to one patent, one notice of allowance of a patent and eleven patents-pending with two remaining to be assigned.   The issued patent and 9 patents-pending all relate to the utilization of heat pipes to remove heat from various types of electric motors, generators and a brake resistor. By removing heat in a more efficient manner, the heat pipes provide lower costs, improved performance benefits and longer product life. The eleventh patent-pending is an electric load assist that makes it possible for plug-in hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board.  The notice of allowance of a patent covers a heat pipe application in submersible motors.

The direct cost for legal services related to the patents was $44,464. This amount was capitalized as an asset.

PREPAID EXPENSE	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSE

NOTE 10 - PREPAID EXPENSE

On May 11, 2011, 1,823,185 common shares valued at $0.75 per share were issued to Capital Group Communication, Inc. in exchange for investor relations services valued at $1,367,389.  The services are for a 24 month term. As of September 30, 2012, the prepaid balance is $398,840.

On March 23, 2012, 1,000,000 shares of restricted common stock valued at $1.07 per share were issued to Lagoon Labs, LLC in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media.  The services are for a 12 month term. As of September 30, 2012, the prepaid balance is $401,229.

8.   PREPAID EXPENSE

On May 11, 2011, 1,823,185 common shares valued at $0.75 per share were issued to Capital Group Communication, Inc. in exchange for investor relations services valued at $1,367,389. The services are for a 24 month term. As of December 31, 2011, the prepaid balance is $911,589.

COMMON STOCK RECEIVABLE	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
COMMON STOCK RECEIVABLE

NOTE 11 - COMMON STOCK RECEIVABLE

On September 2, 2011, the Company and Richard Glisky signed a Rescission Agreement (“the Agreement) to rescind an Agreement for the Acquisition of Harvest Hartwell CCP, LLC (HHCCP), a Michigan limited liability company.  The Agreement for Acquisition was originally signed on September 30, 2010.

As called for in the Rescission Agreement, the Company assigned 100% of its interests in HHCCP to the previous owner, Richard Glisky. Richard Glisky, in turn, assigned 1,920,000 shares of Company common stock back to the Company which the Company’s intended to have cancelled.  On February 23, 2012, 1,920,000 shares of the Company common stock was returned to the Company and canceled.  Consequently, the Company had an $8,000,000 stock receivable removed from its books.

9.    COMMON STOCK RECEIVABLE

On September 2, 2011, Z3E and Richard Glisky signed a Rescission Agreement (Agreement) to rescind an Agreement for the Acquisition of Harvest Hartwell CCP, LLC (HHCCP), a Michigan limited liability company. The Agreement for Acquisition was originally signed on September 30, 2010.

As called for in the Rescission Agreement, Z3 Enterprises assigned 100% of its interests in HHCCP to the previous owner, Richard Glisky. Richard Glisky, in turn, assigned 1,920,000 shares of Z3E common stock back to Z3E which the Company intends to have cancelled. As of January 31, 2012, the 1,920,000 shares of Z3E common stock had not been returned to the Company. Consequently, the Company has an $8,000,000 stock receivable recorded on its books (See note 10 Subsequent Events for additional information.).

SUBSEQUENT EVENTS	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

As of October 24, 2012, the Company was in default to Spirit Bear on the first loan for $100,000. The note was due 180 days after the issuance date which was April 27, 2012.  On October 26, 2012, the Company reached agreement with Spirit Bear to extend the term of the loan to November 30, 2012.

10.    SUBSEQUENT EVENTS

On February 11, 2012, the Board of Directors authorized the issuance of 1,000,000 shares of restricted common stock valued at $1,070,000 to Lagoon Labs, LLC at $1.07 per share in exchange for consultations with management as well as providing investor communications and public relations, with an emphasis on digital and social media, for 12 months.

On February 13, 2012, the stock certificate representing 1,920,000 shares of common stock owned by Richard Glisky was returned to the transfer agent, canceled and a value of zero assigned to the shares. The certificate represented the final part of the Rescission Agreement signed with Mr. Glisky in which the Company assigned 100% of its membership interests in Harvest Hartwell CCP, LLC back to Mr. Glisky and satisfied a $22,500 lien it had placed upon the real property owned by HHCCP.  With the cancellation of the stock an $8,000,000 stock receivable was removed from the books of Z3E and the number of outstanding shares of common stock was reduced from 48,613,125 to 46,693,125.

On February 15, 2012, the Board of Directors voted to adopt the following:

1)  to amend the Articles of Incorporation to change the corporate name from Z3 Enterprises, Inc. to HPEV, Inc;

2)  to amend the Articles of Incorporation to increase the number of authorized shares of common stock from 95,000,000 to 100,000,000 and to increase the number of authorized shares of preferred stock from 10,000,000 to 15,000,000;

3)  to amend the Articles of Incorporation to clarify the right of the Board of Directors to create and issue classes of preferred stock and to designate the rights, classes and preferences for said stock;

4) to authorize and empower the officers of the company to file with the Securities and Exchange Commission and to distribute to the shareholders an information statement pursuant to Regulation 14a of the Exchange Act with the intent of soliciting the shareholders’ consent for the proposed amendments.

On February 17, 2012 an additional 83,350 shares belonging to IFMT, Inc. were returned to the transfer agent, canceled and assigned a value of zero.  The shares were originally issued as part of the Usee transaction which was subsequently terminated

On February 17, 2012, the Company filed a Schedule PRE 14a with the SEC which sets forth the Company’s plans to implement the Board of Directors’ resolutions.  The filing included the Notice of Consent Requested, the Consent Statement, the Procedures to be followed, the Proposed amendments and the Consent cards that will be mailed to shareholders.

The SEC had no comment on the filing, therefore, on March 7, 2012, Schedule 14a was filed with the SEC. A day later, the mailing of the proxies began.

From the January 1, 2012, to March 7, PPEG loaned the Company $300,000 bringing their total amounted loaned to $1,162,094. The loans were made pursuant to the Loan Agreement signed between the Company and PPEG on September 7, 2010. Loans made under the PPEG Loan Agreement are interest-free, unsecured and due 15 days after receipt of initial revenues related to projects funded by PPEG loans.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Accounting Method	Accounting Method The Company’s financial statements are prepared using the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.
Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the accounts of HPEV-DE and its parent HPEV (formerly known as Z3 Enterprises).  On April 20, 2012, the Company officially changed its name to HPEV, Inc.

All significant inter-company transactions and balances have been eliminated.

Year end	Year end The Company’s year-end is December 31.
Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statement of cash flows, the Company considers all highly liquid investments and short-term debt instruments with original maturities of three months or less to be cash equivalents.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” and No. 104, “Revenue Recognition”.  In all cases, revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.  For the quarters ended September 30, 2012 and 2011, and for the period from inception to September 30, 2012, the Company did not report any revenues.

Earnings Per Share

Earnings Per Share

The Company has adopted the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 260-10 which provides for calculation of “basic” and “diluted” earnings per share.  Basic earnings per share includes no dilution and is computed by dividing net income or loss available to common stockholders by the weighted average common shares outstanding for the period.  Diluted earnings per share reflect the potential dilution of securities that could share in the earnings of an entity.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under Financial Accounting Standards Board (FASB) guidance regarding disclosures about fair value of financial instruments, approximate the carrying amounts presented in the accompanying consolidated balance sheets.

Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards (“SFAS”) No. 157 Fair Value Measurements (“SFAS 157”), superseded by ASC 820-10, which defines fair value, establishes a framework for measuring fair value and expands required disclosure about fair value measurements of assets and liabilities.  The impact of adopting ASC 820-10 was not significant to the Company’s consolidated financial statements.  ASC 820-10 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC 820-10 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

●	Level 1 – Valuation based on quoted market prices in active markets for identical assets or liabilities.

●	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

●	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety.  Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.  The valuation of our derivative liability is determined using Level 1 inputs, which consider (i) time value, (ii) current market and (iii) contractual prices.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of September 30, 2012.  The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments.  These financial instruments include cash, accounts payable and accrued expenses, loan payable and notes payable – related party.

Income Taxes

Income Taxes

The Company provides for federal and state income taxes payable, as well as for those deferred because of the timing differences between reporting income and expenses for financial statement purposes versus tax purposes.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled.  The effect of a change in tax rates is recognized as income or expense in the period of the change.  A valuation allowance is established, when necessary, to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Upon inception, the Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), superseded by ASC 740-10.  The Company did not recognize a liability as a result of the implementation of ASC 740-10.  A reconciliation of the beginning and ending amount of unrecognized tax benefits has not been provided since there is no unrecognized benefit as of the date of adoption.  The Company did not recognize interest expense or penalties as a result of the implementation of ASC 740-10.  If there were an unrecognized tax benefit, the Company would recognize interest related to unrecognized tax benefits in interest expense and penalties in other operating expenses.

Employee Stock Based Compensation

Employee Stock Based Compensation

The FASB issued SFAS No.123 (revised 2004), Share-Based Payment, which was superseded by ASC 718-10.  ASC 718-10 provides investors and other users of financial statements with more complete and neutral financial information, by requiring that the compensation cost relating to share-based payment transactions be recognized in financial statements.  That cost will be measured based on the fair value of the equity or liability instruments issued. ASC 718-10 covers a wide range of share-based compensation arrangements, including share options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As of September 30, 2012, the Company has not implemented an employee stock based compensation plan.

Non-Employee Stock Based Compensation

Non-Employee Stock Based Compensation

The Company accounts for stock based compensation awards issued to non-employees for services, as prescribed by ASC 718-10, at either the fair value of the services rendered or the instruments issued in exchange for such services, whichever is more readily determinable, using the measurement date guidelines enumerated in EITF 96-18, Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services, which was superseded by ASC 505-50.  The Company issues compensatory shares for services including, but not limited to, executive, management, accounting, operations, corporate communication, financial and administrative consulting services.

Use of Estimates

Use of Estimates

The process of preparing consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires the use of estimates and assumptions regarding certain types of assets, liabilities, revenues, and expenses.  Such estimates primarily relate to unsettled transactions and events as of the date of the consolidated financial statements.  Accordingly, upon settlement, actual results may differ from estimated amounts.

Research and development	Research and development Costs of research and development are expensed in the period in which they are incurred.
Recent accounting standards

Recent accounting standards

The Company has evaluated the recent accounting pronouncements through ASU 2012-07 and believes that none of them will have a material effect on the Company’s financial statements.

Reclassification

Reclassification

Upon completion of the Company’s September 30, 2012 financial statements, accounting reclassification adjustments were made for certain warrants which were issued as a cost of financing.  Warrants valued at $99,229 and previously included in professional fees were reclassified from professional fees and included in interest expense for the three and six months ended June 30, 2012 and from inception (March 24, 2011) to June 30, 2012.  There was no impact on the net loss for the periods then ended.

4. LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Components of loss per share
				From inception
	For the Three Months Ended	For the Three Months Ended	For the Nine Months Ended	(March 24, 2011) through
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Net (loss)
attributable to
common stockholders	$(1,027,195)	$(484,003)	$(235,758)	$(1,763,603)

Weighted Average
Shares Outstanding	47,646,441	48,259,875	47,864,741	43,984,354

Basic Loss Per Share	$(0.02)	$(0.01)	$(0.00)	$(0.04)

6. WARRANTS AND OPTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Summary of the status of all of the Company���s stock warrants
	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Life (Years)
Outstanding at December 31, 2011	-	$-	-
Granted	1,591,500	$0.33	2.71
Exercised	-	$0.00	-
Cancelled	-	$0.00	-
Outstanding at September 30, 2012	1,591,500	$0.34	2.71
Exercisable at September 30, 2012	1,591,500	$0.33	2.71

2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		18 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012
Going Concern Details Narrative
Net income	$ 1,027,195	$ 484,003	$ 1,763,603	$ 235,758	$ 5,124,215	$ 5,359,973

4. LOSS PER SHARE (Details) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Loss Per Share Details
Net (loss) attributable to common stockholders	$ (1,027,195)	$ (484,003)	$ (1,763,603)	$ (235,758)
Weighted Average Shares Outstanding	47,646,411	48,259,875	43,984,354	47,864,741	45,170,729
Basic Loss Per Share	$ (0.02)	$ (0.01)	$ (0.04)	$ 0	$ (0.11)

6. WARRANTS AND OPTIONS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Warrants And Options Details
Number of Warrants, Beginning	0
Number of Warrants, Granted	1,591,500
Number of Warrants, Exercised	0
Number of Warrants, Forfeited/Canceled	0
Number of Warrants, Ending	1,591,500
Number of Warrants, Exercisable	1,591,500
Weighted Average Exercise Price, Beginning	$ 0
Weighted Average Exercise Price, Granted	$ 0.33
Weighted Average Exercise Price, Exercised	$ 0
Weighted Average Exercise Price, Forfeited/Canceled	$ 0
Weighted Average Exercise Price, Ending	$ 0.34
Weighted Average Exercise Price, Exercisable	$ 0.33
Weighted Average Remaining Contractual Life (in years), Granted	2 years 8 months 23 days
Weighted Average Remaining Contractual Life (in years), Ending	2 years 8 months 23 days
Weighted Average Remaining Contractual Life (in years), Exercisable	2 years 8 months 23 days